Revenue from contracts with customers - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 16, 2022
Revenue [abstract]
Decrease in contract liabilities	€ 452
Contract liabilities	10,003	€ 10,359
Non-current contract liabilities	180	2,442
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current contract liabilities	9,823	7,917
PIPE financing
Revenue [abstract]
Contract liabilities	2,906	€ 3,358	€ 3,358
Non-current contract liabilities	180
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current contract liabilities	€ 2,726